PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2026	908	919	6	704	277	2,814
Acquisition of business	67	17	–	–	61	145
Additions	3	30	–	140	11	184
Disposals	(24)	(27)	–	(123)	(12)	(186)
At 30 June 2026	954	939	6	721	337	2,957
Accumulated depreciation and impairment:
At 1 January 2026	251	707	6	131	208	1,303
Charge for the period	14	28	–	33	8	83
Impairment during the period	8	2	–	4	–	14
Disposals	(20)	(27)	–	(43)	(1)	(91)
At 30 June 2026	253	710	6	125	215	1,309
Carrying amount	701	229	–	596	122	1,648
1 Property, plant and equipment includes investment properties of £16m (2025: £16m).